UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2013

Date of reporting period:  February 28, 2013

Item 1. Reports to Stockholders.

Annual Report
February 28, 2013

Bright Rock Mid Cap Growth Fund
Institutional Class Shares (BQMGX)
Investor Class Shares (BQMIX)

Bright Rock Quality Large Cap Fund
Institutional Class Shares (BQLCX)
Investor Class Shares (BQLIX)

Investment Adviser

Bright Rock Capital Management LLC
288 Union Street
Rockland, Massachusetts 02370

Phone:  1-866-273-7223

TABLE OF CONTENTS

LETTERS TO SHAREHOLDERS	3

ALLOCATION OF PORTFOLIO HOLDINGS	6

EXPENSE EXAMPLES	7

INVESTMENT HIGHLIGHTS	9

SCHEDULES OF INVESTMENTS	13

STATEMENTS OF ASSETS AND LIABILITIES	19

STATEMENTS OF OPERATIONS	20

STATEMENTS OF CHANGES IN NET ASSETS	21

FINANCIAL HIGHLIGHTS	23

NOTES TO FINANCIAL STATEMENTS	27

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM	36

NOTICE OF PRIVACY POLICY & PRACTICES	37

ADDITIONAL INFORMATION	38

Dear Shareholder:

The last twelve months ended February 28, 2013, have been a challenging, yet rewarding period.  While the Quality Large Cap Fund performed well over the period, our Mid Cap Growth Fund underperformed for much of the year. During the period, management of the Mid Cap Growth Fund was transitioned over to the Quality Large Cap team.  As part of the transition, enhancements were made to the portfolio construction process.  While retaining the core philosophy of the fund, we refined our definition of mid cap growth – making the fund a bit more style pure by tightening the market cap range and extending our growth bias.  In addition, we integrated our quality process, into the mid cap selection criteria.  We believe these enhancements, along with our new mid cap stock analyst, Brian Hillburn, CFA, could improve results.  We look forward to sharing those results going forward.

U.S. Economy
The U.S. economy continued its slow advance forward.  Although the fourth quarter of 2012 experienced almost no Gross Domestic Product (GDP) growth, the full year was reasonable at +1.6%.  During the year unemployment rates moved lower, real wages inched higher and household net worth improved substantially.  Perhaps most significant, housing, a laggard for the last five years, experienced major improvements – prices inched higher, home sales rose, inventories dropped, and distressed sales faded.

U.S. Stocks
Stocks rebounded in 2012 after lackluster performance in 2011, with the S&P 500 posting an impressive 16% return for the calendar year.  For investors, the year was challenging.  Stocks started the year off strong with the S&P 500 gaining an impressive 12.59% over the first three months.  During the second quarter the European crisis once again took center stage affecting U.S. markets and sinking stocks.  The S&P 500 returned -2.75% for the quarter.  Massive central bank intervention on a global scale sent stocks soaring again in the third quarter with the S&P 500 returning 6.35%. In the fourth quarter concerns over the “Fiscal Cliff”, tax rates, and GDP growth, reversed performance. The S&P 500 closed out the final quarter with a loss (-.38%).  The first two months of 2013 are tracking nicely.  Year to date the S&P 500 is up 6.61% through February.  For the twelve-month period ended February 28, 2013 the S&P 500 returned 13.46%.

Quality Large Cap Fund
Although our quality bias helped performance for the better part of the year ended February 28, 2013, returns mostly came down to good old fashion stock picking.  Our Quality Large Cap Fund had a strong first half of the fiscal year but gave back a fair amount of relative performance in the second and third fiscal quarters.

For the twelve month period ended February 28, 2013 the Quality Large Cap Fund – Institutional Class returned 13.44% versus the S&P 500 at 13.46%.  The portfolio was underweight four of the top five performing sectors, with Telecom (also the best performing sector) the exception.  Performance during the year came down to stock picking, where owning names such as Walt Disney (+31.79%), Comcast (+37.53%) and Aqua America (+34.22%) helped.  A new addition, General Mills, also posted strong returns notching a 20.11% return in the last six months.

Energy was an area where we struggled.  Apache, a long term holding, returned -30.56%.  Investors sold shares on fears about the company’s growth profile and exposure to Egypt.  National Oilwell Varco, also a long-term holding returned -16.85% as the company struggled to maintain its impressive backlog of orders.

The Fund, through the first two months of 2013 is off to a good start, returning 7.27% through February 28, 2013 versus the S&P 500 at 6.61%. The strongest technology performer in 2013 has been Hewlett-Packard (+41.33%) as our thesis on improving operational issues starts to pay off.  However in 2012 it was one of our worst performers.  For the twelve month period ended February 28, 2013 the stock was down -18.39%

Mid Cap Growth Fund
The Mid Cap Growth Fund  – Institutional Class struggled during the first half of the fiscal year returning -4.41% for the six months ended August 31, 2012.  The second half of the year was stronger.  The Fund posted a return of 8.20% for the six month period ended February 28, 2013.  For the twelve month period ended February 28, 2013 the Fund returned 3.42% compared to its Russell Mid Cap Growth benchmark of 10.84%.  Management of the Fund transitioned as of July 1st to the team that manages the Quality Large Cap Fund.  Returns for the Fund during the first eight months, through February 28, 2013, under the team’s stewardship were 11.40%.  Calendar year to date, through February 28, 2013, the Fund returned 7.44% versus the Russell Mid Cap Growth benchmark return of 7.23%.

During the year ended February 28, 2013, strong stock selection in industrials, including Valmont Industries, Graco and JB Hunt, could not compensate for our overweight in the sector relative to the benchmark.  Industrials remained our largest sector in the portfolio.  In technology, stock selection, including Jack Henry and Associates, and Ansys helped performance as did a modest overweight relative to the benchmark.

Looking Forward
We continue to see good prospects for an improving global economy and the potential for the U.S. recovery to accelerate.  Housing has staged an impressive turnaround, hiring has accelerated and real wages have been growing.  The Federal Reserve remains committed to low rates for the foreseeable future and stocks appear reasonably priced.  Headlines and political posturing aside, both political parties advanced their respective agendas with tax increases through the “Fiscal Cliff” negotiations and spending cuts through “Sequestration”.  While these compromises are far from ideal, they do open the door for future progress.  A financially stable U.S. could set the stage for the next global growth cycle.

Sincerely,

Doug Butler, CFA, CFP®	Jason Lilly, CFA, CFP®	David B. Smith, CFA
Portfolio Manager	Portfolio Manager	Portfolio Manager

Opinions expressed are those of Bright Rock Capital Management, LLC and are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Investments in mid cap companies can involve additional risks such as limited liquidity and greater volatility. Investments in foreign securities can exhibit greater volatility. Additional risks include political, economic, and currency risks as well as differences in accounting methods. These risks can be greater for investments in emerging markets. The Fund will bear its share of the fees and expenses of investments in underlying funds or ETFs. Shareholders will pay higher expenses than would be the case if making direct investments in underlying funds or ETFs. Because the Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares. The Fund may use options and futures contracts which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of the securities prices, interest rates and currency exchange rates. This investment may not be suitable for all investors. The Fund may engage in short sales, which could  result in such a fund’s investment performance suffering if it is required to close out a short position earlier than it had intended.

The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Growth Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market.  The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Barclays Capital U.S. Intermediate Government Credit Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years.  The 3 Month T-Bill Index is an unmanaged index that measures the performance of the U.S., Treasury Bills with a maturity of three months and excludes commercial paper that may be purchased by accounts invested in this strategy.  It is not possible to invest directly in an index.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of Fund holdings please refer to the Schedule of Investments included in this report.

Gross Domestic Product (GDP) refers to the market value of all final goods and services produced in a country in a given period.

Past performance does not guarantee future results.

Must be preceded or accompanied by a prospectus.

The Bright Rock Funds are distributed by Quasar Distributors, LLC.

Bright Rock Funds
Allocation of Portfolio Holdings as of February 28, 2013 (Unaudited)

Bright Rock Mid Cap Growth Fund
(% of Investments)

Bright Rock Quality Large Cap Fund
(% of Investments)

Bright Rock Funds
Expense Examples (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 - February 28, 2013).

Actual Expenses

The first line of each of the following tables provides information about actual account values and actual expenses. Although the Funds charge no load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of ETFs or other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each of the tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will

Bright Rock Funds
Expense Examples (Unaudited) (Continued)

not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Mid Cap Growth Fund – Institutional Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2012 –
	September 1, 2012	February 28, 2013	February 28, 2013*
Actual	$1,000.00	$1,082.00	$6.45
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.60	$6.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	Mid Cap Growth Fund – Investor Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2012 –
	September 1, 2012	February 28, 2013	February 28, 2013*
Actual	$1,000.00	$1,088.60	$7.77
Hypothetical (5% return
before expenses)	$1,000.00	$1,017.36	$7.50

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	Quality Large Cap Fund – Institutional Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2012 –
	September 1, 2012	February 28, 2013	February 28, 2013*
Actual	$1,000.00	$1,083.50	$5.06
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.93	$4.91

*	Expenses are equal to the Fund’s annualized expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	Quality Large Cap Fund – Investor Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2012 –
	September 1, 2012	February 28, 2013	February 28, 2013*
Actual	$1,000.00	$1,088.70	$6.37
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.70	$6.16

*	Expenses are equal to the Fund’s annualized expense ratio of 1.23%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Bright Rock Mid Cap Growth Fund
Investment Highlights (Unaudited)

Total Returns – For the Year Ended February 28, 2013

		Annualized
			Since	Since
	Six	One	Inception	Inception
	Months	Year	(5/26/10)	(1/17/12)
Bright Rock Mid Cap Growth
Fund – Institutional Class	8.20%	3.42%	10.31%	N/A
Bright Rock Mid Cap Growth
Fund – Investor Class	8.86%	4.60%	N/A	10.75%
Russell Midcap Growth
Total Return Index	11.23%	10.84%	16.64%	17.37%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-273-7223.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graphs illustrate performance of a hypothetical investment made in the Fund and a broad-based securities index on May 26, 2010 and January 17, 2012, the inception dates of the Institutional and Investor classes, respectively. The graphs do not reflect any future performance.

The Russell Midcap Growth Total Return Index measures the performance of the mid-cap growth segment of U.S. equity universe. One cannot invest directly in an index.

Bright Rock Mid Cap Growth Fund
Investment Highlights (Unaudited) (Continued)

Bright Rock Mid Cap Growth Fund – Institutional Class
Growth of $100,000 Investment

Bright Rock Mid Cap Growth Fund – Investor Class
Growth of $25,000 Investment

*  Inception Date

Bright Rock Quality Large Cap Fund
Investment Highlights (Unaudited)

Total Returns – For the Year Ended February 28, 2013

		Annualized
			Since	Since
	Six	One	Inception	Inception
	Months	Year	(5/26/10)	(1/17/12)
Bright Rock Quality Large Cap
Fund – Institutional Class	8.35%	13.44%	14.13%	N/A
Bright Rock Quality Large Cap
Fund – Investor Class	8.87%	14.34%	N/A	18.94%
S&P 500 Total Return Index	8.95%	13.46%	15.96%	17.87%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-273-7223.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graphs illustrate performance of a hypothetical investment made in the Fund and a broad-based securities index on May 26, 2010 and January 17, 2012, the inception dates of the Institutional and Investor classes, respectively. The graphs do not reflect any future performance.

The S&P 500 Total Return Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index.

Bright Rock Quality Large Cap Fund
Investment Highlights (Unaudited) (Continued)

Bright Rock Quality Large Cap Fund – Institutional Class
Growth of $100,000 Investment

Bright Rock Quality Large Cap Fund – Investor Class
Growth of $25,000 Investment

*  Inception Date

Bright Rock Mid Cap Growth Fund
Schedule of Investments
February 28, 2013

	Shares	Value

COMMON STOCKS – 98.53%

Auto Components – 3.94%
Gentex Corp.	72,500	$1,359,375

Capital Markets – 3.08%
Eaton Vance Corp.	19,000	725,610
Waddell & Reed Financial, Inc.	8,200	336,364
		1,061,974

Chemicals – 0.95%
NewMarket Corp.	1,300	327,171

Commercial Services & Supplies – 5.33%
Copart, Inc. (a)	24,400	833,016
Rollins, Inc.	41,000	1,004,910
		1,837,926

Distributors – 3.93%
LKQ Corp. (a)	64,000	1,356,160

Electrical Equipment – 4.26%
AMETEK, Inc.	35,150	1,470,325

Electronic Equipment, Instruments & Components – 2.27%
Trimble Navigation Ltd. (a)	13,200	784,476

Energy Equipment & Services – 3.61%
CARBO Ceramics, Inc.	9,300	844,440
Oceaneering International, Inc.	6,300	400,617
		1,245,057

Health Care Equipment & Supplies – 8.12%
IDEXX Laboratories, Inc. (a)	12,700	1,169,924
ResMed, Inc.	36,700	1,632,783
		2,802,707

Health Care Providers & Services – 1.89%
HMS Holdings Corp. (a)	22,500	652,275

Hotels, Restaurants & Leisure – 3.64%
Panera Bread Co. (a)	7,800	1,255,410

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Schedule of Investments (Continued)
February 28, 2013

	Shares	Value

Household Products – 4.13%
Church & Dwight Co., Inc.	23,000	$1,425,080

IT Services – 5.17%
Jack Henry & Associates, Inc.	33,500	1,464,620
NeuStar, Inc. (a)	7,300	320,105
		1,784,725

Life Sciences Tools & Services – 2.28%
Mettler-Toledo International, Inc. (a)	3,700	787,360

Machinery – 11.23%
Donaldson Co., Inc.	36,100	1,300,682
Graco, Inc.	12,000	697,200
Lincoln Electric Holdings, Inc.	6,200	347,510
Valmont Industries, Inc.	5,000	787,750
Wabtec Corp.	7,600	743,204
		3,876,346

Media – 2.08%
AMC Networks, Inc. (a)	12,500	717,500

Metals & Mining – 1.39%
Royal Gold, Inc.	7,300	478,442

Road & Rail – 4.98%
JB Hunt Transport Services, Inc.	11,300	785,576
Kansas City Southern	3,600	370,692
Landstar System, Inc.	10,000	562,900
		1,719,168

Software – 15.03%
ANSYS, Inc. (a)	18,000	1,364,400
FactSet Research Systems, Inc.	13,000	1,264,770
MICROS Systems, Inc. (a)	25,500	1,091,400
SolarWinds, Inc. (a)	18,600	1,050,156
Solera Holdings, Inc.	7,400	416,620
		5,187,346

Software Publishers – 0.97%
TIBCO Software, Inc. (a)	15,600	334,620

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Schedule of Investments (Continued)
February 28, 2013

	Shares	Value

Specialty Retail – 7.18%
PetSmart, Inc.	17,400	$1,132,914
Tractor Supply Co.	12,900	1,341,471
		2,474,385

Textiles, Apparel & Luxury Goods – 0.97%
Under Armour, Inc. (a)	6,800	335,104

Trading Companies & Distributors – 2.10%
MSC Industrial Direct Co., Inc.	8,500	725,220
TOTAL COMMON STOCKS (Cost $29,893,163)		$33,998,152

MONEY MARKET FUNDS – 0.59%
Fidelity Institutional Money Market Portfolio, 0.122% (b)	203,783	203,783
TOTAL MONEY MARKET FUNDS (Cost $203,783)		203,783
Total Investments (Cost $30,096,946) – 99.12%		34,201,935
Other Assets in Excess of Liabilities – 0.88%		304,917
TOTAL NET ASSETS – 100.00%		$34,506,852

(a)	Non-income producing security.
(b)	Variable rate security; the rate shown represents the rate at February 28, 2013.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments
February 28, 2013

	Shares	Value

COMMON STOCKS – 98.82%

Aerospace & Defense – 2.73%
United Technologies Corp.	36,000	$3,259,800

Beverages – 2.73%
PepsiCo, Inc.	43,000	3,258,110

Capital Markets – 3.33%
Franklin Resources, Inc.	11,000	1,553,750
T. Price Rowe Group, Inc.	34,000	2,420,460
		3,974,210

Chemicals – 9.82%
Air Products & Chemicals, Inc.	31,000	2,676,540
Albemarle Corp.	36,000	2,342,880
Ecolab, Inc.	52,000	3,980,600
Praxair, Inc.	24,000	2,713,200
		11,713,220

Commercial Banks – 3.21%
Wells Fargo & Co.	109,000	3,823,720

Communications Equipment – 2.80%
Cisco Systems, Inc.	160,000	3,336,000

Computers & Peripherals – 3.80%
Hewlett-Packard Co.	225,000	4,531,500

Diversified Telecommunication Services – 4.14%
AT&T, Inc.	105,000	3,770,550
TELUS Corp. (b)	17,000	1,166,710
		4,937,260

Electric Utilities – 2.87%
The Southern Co.	76,000	3,420,760

Electrical Equipment – 2.38%
Emerson Electric Co.	50,000	2,835,000

Energy Equipment & Services – 5.71%
National Oilwell Varco, Inc.	52,000	3,542,760
Schlumberger Ltd. (b)	42,000	3,269,700
		6,812,460

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments (Continued)
February 28, 2013

	Shares	Value

Food & Staples Retailing – 6.07%
CVS Caremark Corp.	78,000	$3,987,360
Wal-Mart Stores, Inc.	46,000	3,255,880
		7,243,240

Food Products – 1.05%
General Mills, Inc.	27,000	1,248,750

Gas Utilities – 1.98%
Atmos Energy Corp.	62,000	2,366,540

Health Care Equipment & Supplies – 1.77%
Becton Dickinson & Co.	24,000	2,113,440

Health Care Providers & Services – 5.49%
Express Scripts Holding Co. (a)	73,000	4,154,430
Laboratory Corp. of America Holdings (a)	27,000	2,392,200
		6,546,630
Hotels, Restaurants & Leisure – 1.98%
Starbucks Corp.	43,000	2,357,260

Industrial Conglomerates – 4.89%
General Electric Co.	251,000	5,828,220

Insurance – 3.06%
Aflac, Inc.	73,000	3,646,350

IT Services – 2.00%
Cognizant Technology Solutions Corp. (a)	31,000	2,379,870

Media – 9.35%
Comcast Corp.	80,000	3,183,200
Time Warner Cable, Inc.	41,000	3,541,990
Walt Disney Co.	81,000	4,421,790
		11,146,980

Multiline Retail – 1.85%
Target Corp.	35,000	2,203,600

Multi-Utilities – 3.05%
Wisconsin Energy Corp.	88,000	3,634,400

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments (Continued)
February 28, 2013

	Shares	Value
Oil, Gas & Consumable Fuels – 3.85%
Apache Corp.	33,000	$2,450,910
Occidental Petroleum Corp.	26,000	2,140,580
		4,591,490

Pharmaceutical – 2.73%
AbbVie, Inc.	45,000	1,661,400
Johnson & Johnson	21,000	1,598,310
		3,259,710

Software – 1.66%
Microsoft Corp.	71,000	1,973,800

Specialty Retail – 2.37%
Tiffany & Co.	42,000	2,820,720

Water Utilities – 2.15%
Aqua America, Inc.	88,000	2,563,440
TOTAL COMMON STOCKS (Cost $98,008,055)		$117,826,480

MONEY MARKET FUNDS – 0.64%
Fidelity Institutional Money Market Portfolio, 0.122% (c)	758,683	758,683
TOTAL MONEY MARKET FUNDS (Cost $758,683)		758,683
Total Investments (Cost $98,766,738) – 99.46%		118,585,163
Other Assets in Excess of Liabilities – 0.54%		649,186
TOTAL NET ASSETS – 100.00%		$119,234,349

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security; the rate shown represents the rate at February 28, 2013.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Statements of Assets and Liabilities
February 28, 2013

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
ASSETS
Investments, at value (cost $30,096,946
and $98,766,738, respectively)	$34,201,935	$118,585,163
Receivable for Fund shares sold	63,735	449,037
Receivable for investments sold	1,336,476	—
Dividends and interest receivable	34,721	348,292
Other assets	1,676	1,866
TOTAL ASSETS	35,638,543	119,384,358

LIABILITIES
Payable for Fund shares redeemed	$7,986	$11,782
Payable for investments purchased	1,054,326	—
Payable to affiliates	23,824	39,849
Payable to Adviser	9,708	58,445
Accrued expenses and other liabilities	35,847	39,933
TOTAL LIABILITIES	1,131,691	150,009

NET ASSETS	$34,506,852	$119,234,349

Net assets consist of:
Paid-in capital	$29,931,153	$96,728,447
Accumulated net investment income (loss )	(16,320)	269,655
Accumulated net realized gain	487,030	2,417,822
Net unrealized appreciation on investments	4,104,989	19,818,425
NET ASSETS	$34,506,852	$119,234,349

INSTITUTIONAL CLASS SHARES
Net assets	34,506,796	119,234,288
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	2,949,375	9,188,956
Net asset value, redemption price
and offering price per share	$11.70	$12.98

INVESTOR CLASS SHARES
Net assets	56	61
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	5	5
Net asset value, redemption price
and offering price per share	$11.85	$13.11

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Statements of Operations
For the Year Ended February 28, 2013

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
INVESTMENT INCOME
Dividend income*	$287,266	$2,557,479
Interest income	1,329	1,582
TOTAL INVESTMENT INCOME	288,595	2,559,061

EXPENSES
Investment advisory fees	231,002	677,600
Administration fees	55,758	108,157
Fund accounting fees	37,587	55,272
Federal and state registration fees	36,532	38,652
Transfer agent fees and expenses	28,879	38,990
Audit and tax fees	25,405	25,405
Reports to shareholders	8,060	9,036
Chief Compliance Officer fees and expenses	8,009	8,009
Legal fees	7,663	14,378
Custody fees	6,483	12,273
Trustees’ fees and related expenses	5,728	5,728
Other expenses	4,717	7,726
TOTAL EXPENSES	455,823	1,001,226
Less waivers and reimbursement
by Adviser (Note 4)	(70,820)	—
NET EXPENSES	385,003	1,001,226
NET INVESTMENT INCOME (LOSS)	(96,408)	1,557,835

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	1,821,212	6,906,620
Net change in unrealized
appreciation (depreciation) on investments	(424,023)	5,246,168
NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS	1,397,189	12,152,788
NET INCREASE IN NET
ASSETS FROM OPERATIONS	$1,300,781	$13,710,623

* Net of foreign taxes withheld	$626	$2,654

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Statements of Changes in Net Assets

	Year Ended	Year Ended
	February 28, 2013	February 29, 2012
FROM OPERATIONS
Net investment loss	$(96,408)	$(248,514)
Net realized gain on investments	1,821,212	1,110,917
Net change in unrealized
depreciation on investments	(424,023)	(1,480,812)
Net increase (decrease) in
net assets from operations	1,300,781	(618,409)

FROM DISTRIBUTIONS
Net realized gains – Institutional Class	(1,866,529)	(1,160,979)
Net realized gains – Investor Class	(3)	—
Net decrease in net assets resulting
from distributions paid	(1,866,532)	(1,160,979)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold – Institutional Class	7,032,691	5,125,025
Proceeds from shares sold – Investor Class	—	50 (1)
Payments for shares
redeemed – Institutional Class	(4,074,536)	(3,078,948)
Net asset value of shares issued
in reinvestment of distributions
to shareholders – Institutional Class	1,852,325	1,160,979
Net asset value of shares issued
in reinvestment of distributions
to shareholders – Investor Class	3	—
Net increase in net assets from
capital share transactions	4,810,483	3,207,106
TOTAL INCREASE IN NET ASSETS	4,244,732	1,427,718

NET ASSETS:
Beginning of Year	$30,262,120	$28,834,402
End of Year	$34,506,852	$30,262,120
ACCUMULATED NET
INVESTMENT INCOME (LOSS)	$(16,320)	$0

(1)	For the period January 17, 2012 (share class commencement of operations) through February 29, 2012.

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Statements of Changes in Net Assets

	Year Ended	Year Ended
	February 28, 2013	February 29, 2012
FROM OPERATIONS
Net investment income	$1,557,835	$1,431,991
Net realized gain on investments	6,906,620	317,296
Net change in unrealized
appreciation (deprecation) on investments	5,246,168	5,324,124
Net increase in net assets from operations	13,710,623	7,073,411

FROM DISTRIBUTIONS
Net investment income – Institutional Class	(1,582,391)	(1,323,404)
Net investment income – Investor Class	(1)	—
Net realized gains – Institutional Class	(4,474,349)	(1,846,505)
Net realized gains – Investor Class	(2)	—
Net decrease in net assets resulting
from distributions paid	(6,056,743)	(3,169,909)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold – Institutional Class	27,094,719	23,416,271
Proceeds from shares sold – Investor Class	—	50 (1)
Payments for shares
redeemed – Institutional Class	(15,654,505)	(16,346,732)
Net asset value of shares issued
in reinvestment of distributions
to shareholders – Institutional Class	4,464,121	1,848,247
Net asset value of shares issued
in reinvestment of distributions
to shareholders – Investor Class	3	—
Net increase in net assets from
capital share transactions	15,904,338	8,917,836
TOTAL INCREASE IN NET ASSETS	23,558,218	12,821,338

NET ASSETS:
Beginning of Year	$95,676,131	$82,854,793
End of Year	$119,234,349	$95,676,131
ACCUMULATED NET
INVESTMENT INCOME	$269,655	$310,868

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund – Institutional Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended	Year Ended	Period Ended
	February 28, 2013	February 29, 2012	February 28, 2011(1)
Net Asset Value,
Beginning of Period	$12.01	$12.92	$10.00

Income from
investment operations:
Net investment loss(2)	(0.04)	(0.11)	(0.07)
Net realized and unrealized
gain (loss) on investments	0.40	(0.31)	3.08
Total from investment operations	0.36	(0.42)	3.01

Less distributions paid:
From net realized
gain on investments	(0.67)	(0.49)	(0.09)
Total distributions paid	(0.67)	(0.49)	(0.09)

Net Asset Value, End of Period	$11.70	$12.01	$12.92
Total Return(3)	3.42%	(2.60)%	30.16%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$34,507	$30,262	$28,834
Ratio of expenses to average
net assets before waiver
and reimbursements(4)	1.48%	1.51%	1.86%
Ratio of expenses to average
net assets after waiver
and reimbursements(4)	1.25%	1.33%	1.50%
Ratio of net investment loss
to average net assets before
waiver and reimbursements(4)	(0.54)%	(1.07)%	(1.21)%
Ratio of net investment loss
to average net assets after
waiver and reimbursements(4)	(0.31)%	(0.89)%	(0.85)%
Portfolio turnover rate(3)	140.1%	78.9%	43.2%

(1)	The Fund commenced operations on May 26, 2010.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund – Investor Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

	Year Ended	Period Ended
	February 28, 2013	February 29, 2012(1)
Net Asset Value, Beginning of Period	$12.02	$11.22

Income from investment operations:
Net investment income (loss)(2)	0.20	(0.00	)(3)
Net realized and unrealized
gain on investments	0.30	0.80
Total from investment operations	0.50	0.80

Less distributions paid:
From net realized gain on investments	(0.67)	—
Total distributions paid	(0.67)	—

Net Asset Value, End of Period	$11.85	$12.02
Total Return(4)	4.60%	7.13%

Supplemental Data and Ratios:
Net assets, end of period	$56	$54
Ratio of expenses to average net assets
before waiver and reimbursements(5)	1.73%	1.56%
Ratio of expenses to average net assets
after waiver and reimbursements(5)	1.50%	1.50%
Ratio of net investment loss to average
net assets before waiver and reimbursements(5)	(0.79)%	(1.35)%
Ratio of net investment loss to average
net assets after waiver and reimbursements(5)	(0.56)%	(1.29)%
Portfolio turnover rate(4)	140.1%	78.9%

(1)	The Investor class shares commenced operations on January 17, 2012.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Less than $0.005 per share.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund – Institutional Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended	Year Ended	Period Ended
	February 28, 2013	February 29, 2012	February 28, 2011(1)
Net Asset Value,
Beginning of Period	$12.12	$11.70	$10.00

Income from
investment operations:
Net investment income(2)	0.19	0.19	0.10
Net realized and unrealized
gain on investments	1.39	0.63	1.71
Total from investment operations	1.58	0.82	1.81

Less distributions paid:
From net investment income	(0.19)	(0.17)	(0.07)
From net realized
gain on investments	(0.53)	(0.23)	(0.04)
Total distributions paid	(0.72)	(0.40)	(0.11)

Net Asset Value, End of Period	$12.98	$12.12	$11.70
Total Return(3)	13.44%	7.49%	18.15%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$119,234	$95,676	$82,855
Ratio of expenses to
average net assets(4)	0.96%	1.06%	1.38%
Ratio of net investment income
to average net assets(4)	1.49%	1.66%	1.24%
Portfolio turnover rate(3)	42.3%	58.4%	25.9%

(1)	The Fund commenced operations on May 26, 2010.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund – Investor Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

	Year Ended	Period Ended
	February 28, 2013	February 29, 2012(1)
Net Asset Value, Beginning of Period	$12.14	$11.44

Income from investment operations:
Net investment income(2)	0.30	0.03
Net realized and unrealized
gain on investments	1.38	0.67
Total from investment operations	1.68	0.70

Less distributions paid:
From net investment income	(0.19)	—
From net realized gain on investments	(0.52)	—
Total distributions paid	(0.71)	—

Net Asset Value, End of Period	$13.11	$12.14
Total Return(3)	14.34%	6.12%

Supplemental Data and Ratios:
Net assets, end of period	$61	$53
Ratio of expenses to
average net assets(4)	1.21%	1.33%
Ratio of net investment income
to average net assets(4)	1.74%	2.08%
Portfolio turnover rate(3)	42.3%	58.4%

(1)	The Investor class shares commenced operations on January 17, 2012.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Notes to Financial Statements
February 28, 2013

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Bright Rock Funds (the “Funds”), are comprised of the Bright Rock Mid Cap Growth Fund and the Bright Rock Quality Large Cap Fund, each representing a distinct series with their own investment objectives and policies within the Trust.  The investment objective of both Funds is long-term capital appreciation.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.  Each Fund has two share classes: Institutional Class and Investor Class shares. The Institutional Class shares of each Fund commenced operations on May 26, 2010.  The Investor Class shares of each Fund commenced operations on January 17, 2012.  Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Bright Rock Capital Management, LLC (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or

Bright Rock Funds
Notes to Financial Statements (Continued)
February 28, 2013

other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Funds have adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and Financial Accounting Standards Board (“FASB”) Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 28, 2013:

Bright Rock Funds
Notes to Financial Statements (Continued)
February 28, 2013

Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$33,998,152	$—	$—	$33,998,152
Total Equity	33,998,152	—	—	33,998,152
Short-Term Investments	203,783	—	—	203,783
Total Investments in Securities	$34,201,935	$—	$—	$34,201,935

Quality Large Cap Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$117,826,480	$—	$—	$117,826,480
Total Equity	117,826,480	—	—	117,826,480
Short-Term Investments	758,683	—	—	758,683
Total Investments in Securities	$118,585,163	$—	$—	$118,585,163

During the year ended February 28, 2013, there were no transfers between levels for the Funds. The Funds did not hold any Level 3 securities during the period. The Funds did not hold financial derivative instruments during the periods presented.

(b)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Funds will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amount of the dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

Bright Rock Funds
Notes to Financial Statements (Continued)
February 28, 2013

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.  Expenses directly attributable to a class of shares, which presently only includes distribution and service (12b-1) fees, are recorded to the specific class.

(g)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

The tax character of distributions paid to shareholders for the years ended February 28, 2013 and February 29, 2012 were as follows:

	Ordinary	Long-term
	Income	Capital Gain
Mid Cap Growth Fund
Year end February 28, 2013	$—	$1,866,532
Year ended February 29, 2012	$582,328	$578,651
Quality Large Cap Fund
Year end February 28, 2013	$2,374,604	$3,682,139
Year ended February 29, 2012	$2,841,206	$328,703

Bright Rock Funds
Notes to Financial Statements (Continued)
February 28, 2013

As of February 28, 2013, the components of accumulated earnings (losses) on a tax basis were as follows:

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
Cost basis of investments for
federal income tax purposes	$30,111,236	$98,888,939
Gross tax unrealized appreciation	$4,349,108	$21,939,239
Gross tax unrealized depreciation	(258,409)	(2,243,015)
Net tax unrealized appreciation	$4,090,699	$19,696,224
Undistributed ordinary income	$—	$269,655
Undistributed long-term capital gain	501,320	2,540,023
Total distributable earnings	$501,320	$2,809,678
Other accumulated loss	(16,320)	—
Total accumulated earnings	$4,575,699	$22,505,902

The difference between book-basis and tax-basis cost of investments is attributable to the tax deferral of wash sale losses.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
Undistributed Net Investment Income	$80,088	$(16,656)
Accumulated Net Realized Gain	$—	$16,656
Paid-in Capital	$(80,088)	$—

At February 28, 2013, the Mid Cap Growth Fund deferred, on a tax basis, a post-December late-year loss of $16,320.

The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of February 28, 2013.  Also, the Funds recognized no interest and penalties related to uncertain tax benefits in fiscal 2013.  At February 28, 2013, the fiscal years 2011 through 2013 remain open to examination in the Funds’ major tax jurisdictions.

(4)	Investment Adviser

The Trust has entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds.  Under the terms of the Agreement, the Trust, on behalf of the Mid Cap Growth Fund, compensates the Adviser for its management services at the annual rate of 1.00% prior to June 28, 2011, and 0.75% on and after June 28, 2011, of the Fund’s average

Bright Rock Funds
Notes to Financial Statements (Continued)
February 28, 2013

daily net assets.  The Trust, on behalf of the Quality Large Cap Fund, compensates the Adviser for its management services at the annual rate of 1.00% prior to June 28, 2011, and 0.65% on and after June 28, 2011, of the Fund’s average daily net assets.

The Adviser has agreed to waive its management fee and/or reimburse the Funds’ other expenses to the extent necessary to ensure that the Funds’ total operating expenses (exclusive of any front-end or contingent deferred loads taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expense on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 1.50% and 1.75% prior to June 28, 2011 for the Institutional and Investor classes, respectively and 1.25% and 1.50% on and after June 28, 2011 for the Institutional and Investor classes, respectively, of each Funds’ average daily net assets. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Funds’ expense limitation cap, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period over the following three fiscal years.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
February 2014	$66,182	$-0-
February 2015	$50,243	$-0-
February 2016	$70,820	$-0-

(5)	Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes them to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of each Fund’s Investor class shares average daily net assets for services to prospective Fund shareholders and distribution of Fund Shares.  During the year ended February 28, 2013, the Funds did not accrue any expenses pursuant to the 12b-1 Plan, due to the size of the Investor share class.

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of

Bright Rock Funds
Notes to Financial Statements (Continued)
February 28, 2013

the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  For the year ended February 28, 2013, administration fees of $55,758 were incurred for the Bright Rock Mid Cap Growth Fund.  At February 28, 2013, the Administrator was owed fees of $9,328 for the Bright Rock Mid Cap Growth Fund.  For the year ended February 28, 2013, administration fees of $108,157 were incurred for the Bright Rock Quality Large Cap Fund.  At February 28, 2013, the Administrator was owed fees of $19,062 for the Bright Rock Quality Large Cap Fund.

USBFS also serves as the fund accountant and transfer agent to the Funds. U.S. Bank N.A. (“U.S. Bank”), an affiliate of USBFS, serves as the Funds’ custodian.  For the year ended February 28, 2013, the Bright Rock Mid Cap Growth Fund incurred $37,587, $28,879, and $6,483 in fund accounting, transfer agency, and custody fees, respectively.  For the year ended February 28, 2013, the Bright Rock Quality Large Cap Fund incurred $55,272, $38,990, and $12,273 in fund accounting, transfer agency, and custody fees, respectively.  At February 28, 2013, fees of $6,287, $6,007, and $865 were owed for fund accounting, transfer agency, and custody fees, respectively, for the Bright Rock Mid Cap Growth Fund.  At February 28, 2013, fees of $9,715, $7,702, and $2,033 were owed for fund accounting, transfer agency, and custody fees, respectively, for the Bright Rock Quality Large Cap Fund.

The Funds also have lines of credit with U.S. Bank (see Note 11).

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of USBFS and U.S. Bank.

Certain officers of the Funds are also employees of USBFS.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank.  This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  For the year ended February 28, 2013, $8,009 of the Trust’s Chief Compliance Officer fee was allocated to each of the Funds.  At February 28, 2013 fees of $1,337 were owed to the Chief Compliance Officer from each of the Funds.

Bright Rock Funds
Notes to Financial Statements (Continued)
February 28, 2013

(7)	Capital Share Transactions

Transactions in shares of the Funds were as follows:

	Year Ended	Year Ended
Mid Cap Growth Fund – Institutional Class	February 28, 2013	February 29, 2012
Shares Sold	614,671	429,837
Shares Reinvested	169,627	113,046
Shares Redeemed	(354,777)	(254,999)
Net Increase	429,521	287,884

	Year Ended	Period Ended
Mid Cap Growth Fund – Investor Class	February 28, 2013	February 29, 2012(1)
Shares Sold	—	4
Shares Reinvested	—	—
Shares Redeemed	—	—
Net Increase	—	4

	Year Ended	Year Ended
Quality Large Cap Fund – Institutional Class	February 28, 2013	February 29, 2012
Shares Sold	2,188,665	2,084,802
Shares Reinvested	367,109	172,732
Shares Redeemed	(1,258,593)	(1,446,456)
Net Increase	1,297,181	811,078

	Year Ended	Period Ended
Quality Large Cap Fund – Investor Class	February 28, 2013	February 29, 2012(1)
Shares Sold	—	4
Shares Reinvested	—	—
Shares Redeemed	—	—
Net Increase	—	4

(1)	The Investor class commenced operations on January 17, 2012.

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the year ended February 28, 2013 are summarized below. There were no purchases or sales of U.S. government securities for the Funds.

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
Purchases	$46,117,341	$55,366,910
Sales	$42,306,807	$43,812,411

Bright Rock Funds
Notes to Financial Statements (Continued)
February 28, 2013

(9)	Recent Accounting Pronouncement

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  ASU No. 2011-04 requires additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities will need to disclose the following:

1)	the amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers; and

2)
for Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the entity’s valuation processes, and a narrative description of the sensitivity of the fair value measurement to changes in the unobservable inputs and the interrelationship between inputs.

The Funds adopted this new guidance in the current year and determined there will not be a significant impact on the financial statement disclosure.

(10)	Line of Credit

The Funds each have lines of credit, maturing August 15, 2013, in the amount of $3,500,000 and $12,000,000 for the Mid Cap Growth and Quality Large Cap Funds’, respectively.  These unsecured lines of credit are intended to provide short-term financing, if necessary, and subject to certain restrictions, in connection with shareholder redemptions.  Interest will be accrued at the prime rate. The credit facility is with the Funds’ custodian, U.S. Bank.  During the year ended February 28, 2013, neither Fund utilized the line of credit.

Bright Rock Funds
Report of Independent Registered Public Accounting Firm

To the Shareholders of Bright Rock Funds and
Board of Trustees of Trust for Professional Managers:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Bright Rock Funds, consisting of Bright Rock Mid Cap Growth Fund and Bright Rock Quality Large Cap Fund (collectively, the "Funds"), each portfolios of the diversified series constituting Trust for Professional Managers, as of February 28, 2013, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the years presented in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, audits of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing opinions on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of February 28, 2013, and the results of their operations for the year then ended, and the changes in their net assets and financial highlights for each of the years presented in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Milwaukee, Wisconsin
April 29, 2013

Bright Rock Funds
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Bright Rock Funds
Additional Information
(Unaudited)

Tax Information

The Funds designated the following percentages of ordinary dividends declared during the fiscal year ended February 28, 2013 as dividends qualifying for the dividends received deduction available to corporate shareholders:

Mid Cap Growth Fund	0.00%
Quality Large Cap Growth Fund	100.00%

The Funds designate the following percentages of ordinary dividends declared from net investment income during the fiscal year ended February 28, 2013, as qualified income under the Jobs and Growth Tax Relief Act of 2003:

Mid Cap Growth Fund	0.00%
Quality Large Cap Growth Fund	100.00%

For the fiscal year ended February 28, 2013, taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(R)(2)(C) for each fund were as follows:

Mid Cap Growth Fund	0.00%
Quality Large Cap Growth Fund	33.36%

Indemnification

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-866-273-7223.

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Independent Trustees

Dr. Michael D. Akers	Trustee	Indefinite	Professor and	26	Independent
615 E. Michigan St.		Term; Since	Chair, Department		Trustee, USA
Milwaukee, WI 53202		August 22,	of Accounting,		MUTUALS
Age: 57		2001	Marquette University		(an open-end
			(2004–present).		investment
company with
two portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/	26	Independent
615 E. Michigan St.		Term; Since	Midwest Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 56		2001	(1986–present).		(an open-end
investment
company with
two portfolios).

Jonas B. Siegel	Trustee	Indefinite	Managing Director,	26	Independent
615 E. Michigan St.		Term; Since	Chief Administrative		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Officer (“CAO”) and		Multi-Asset
Age: 69		2009	Chief Compliance		Endowment Fund
			Officer (“CCO”),		complex
			Granite Capital		(three closed-
			International Group,		end investment
			L.P. (an investment		companies);
			management firm)		Independent
			(1994–2011); Vice		Trustee, Gottex
			President, Secretary,		Multi-Alternatives
			Treasurer and CCO,		Fund complex
			Granum Series Trust (an		(three closed-
			open-end investment		end investment
			company) (1997–2007);		companies);
			President, CAO and CCO,		Independent
			Granum Securities, LLC		Manager, Ramius
			(a broker-dealer)		IDF Fund
			(1997–2007).		complex (two
closed-end
investment
companies).

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson	Indefinite	Executive Vice	26	Trustee,
615 E. Michigan St.	and	Term; Since	President, U.S.		Buffalo Funds
Milwaukee, WI 53202	Trustee	August 22,	Bancorp Fund		(an open-end
Age: 50		2001	Services, LLC		investment
			(1994–present).		company with
ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

John Buckel	President	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	and	Term; Since	Administrator,
Milwaukee, WI 53202	Principal	January 24,	U.S. Bancorp Fund
Age: 55	Executive	2013	Services, LLC
Officer			(2004–present).

Robert M Slotky	Vice	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	President,	Term; Since	President, U.S.
Milwaukee, WI 53202	Chief	January 26,	Bancorp Fund
Age: 65	Compliance	2011	Services, LLC
	Officer and		(2001–present).
Anti-Money
Laundering
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.		Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202		November 15,	Services, LLC
Age: 33		2005	(2004–present).

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Jennifer A. Lima	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 24,	U.S. Bancorp Fund
Age: 39	and	2013	Services, LLC
	Principal		(2002–present).
Financial
and
Accounting
Officer

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		July 21,	U.S. Bancorp Fund
Age: 30		2011	Services, LLC
(2008–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Funds’ principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS

The matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

PROXY VOTING POLICIES AND PROCEDURES

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-866-273-7223. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-273-7223, or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  If you would like to discontinue householding for your accounts, please call toll-free at 1-866-273-7223 to request individual copies of these documents.  Once the Funds receive notice to stop householding, we will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

(This Page Intentionally Left Blank.)

Bright Rock Funds

Investment Adviser
Bright Rock Capital Management LLC
288 Union Street
Rockland, Massachusetts 02370

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intented for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR filed on May 9, 2011.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael Akers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR. Dr. Akers holds a Ph.D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 2/28/2013	FYE 2/29/2012
Audit Fees	41,200	$40,000
Audit-Related Fees	0	0
Tax Fees	9,600	$9,320
All Other Fees	0	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Deloitte & Touche applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 2/28/2013	FYE 2/29/2012
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 2/28/2013	FYE 2/29/2012
Registrant	0	0
Registrant’s Investment Adviser	0	0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed May 9, 2011.”

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*    /s/ John Buckel
John Buckel, President

Date   May 2, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ John Buckel
John Buckel, President

Date   May 2, 2013

By (Signature and Title)*    /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date   May 2, 2013

* Print the name and title of each signing officer under his or her signature.